FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 3/31/09
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Franklin California Insured Tax-Free Income Fund............................   3
Franklin California Intermediate-Term Tax-Free Income Fund..................  15
Franklin California Tax-Exempt Money Fund...................................  23
Notes to Statements of Investments..........................................  26

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

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

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS 98.4%
    CALIFORNIA 98.4%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ........   $     1,950,000   $     1,950,917
       Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 .....         3,500,000         3,382,645
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...................         5,000,000         4,964,900
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Poway Retirement Housing Foundation Housing Inc. Project, Series A,
          California Mortgage Insured, 5.375%, 11/15/25 ................................         5,145,000         4,923,199
       Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured,
          5.60%, 4/01/26 ...............................................................         2,750,000         2,754,483
    ABAG Financial Authority for Nonprofit Corps. California Health Facilities
       Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38 ........         9,000,000         8,104,410
    Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC
       Insured, zero cpn., 8/01/25 .....................................................         9,045,000         4,094,219
    Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
       5.25% thereafter, 10/01/21 ......................................................        64,660,000        51,464,834
       5.45% thereafter, 10/01/25 ......................................................        25,000,000        18,578,750
    Alameda Power and Telecommunication Electric System Revenue COP,
       Refunding, Series A, MBIA Insured, 5.75%, 7/01/30 ...............................         3,305,000         3,313,362
    Alhambra City Elementary School District GO,
       Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn.,
          9/01/27 ......................................................................         3,035,000           959,940
       Series A, FSA Insured, Pre-Refunded, 5.60%, 9/01/24 .............................         2,065,000         2,129,490
    Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured
       Guaranty, zero cpn.,
       8/01/32 .........................................................................         3,355,000           692,472
       8/01/33 .........................................................................         3,610,000           693,084
       2/01/34 .........................................................................         3,345,000           619,293
    Alum Rock Union Elementary School District GO, Election of 2008, Series A,
       Assured Guaranty, 5.00%, 8/01/33 ................................................        12,595,000        11,378,323
    Alvord USD, GO, Election of 2007, Series A, FSA Insured, 5.00%, 8/01/32 ............         9,070,000         8,147,309
    Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
       10/01/29 ........................................................................         5,000,000         4,771,750
    Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ...................         5,000,000         4,918,550
    Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B,
       Assured Guaranty, 5.375%, 8/01/36 ...............................................         3,130,000         3,010,622
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA
       Insured, zero cpn.,
       8/01/29 .........................................................................         5,110,000         1,470,249
       8/01/33 .........................................................................        11,690,000         2,517,909
       8/01/39 .........................................................................         9,620,000         1,487,925
       8/01/46 .........................................................................        27,665,000         2,692,081
    Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%,
       9/01/34 .........................................................................         4,315,000         3,639,875
    Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38 .............        10,000,000         8,791,900
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
       11/01/27 ........................................................................         2,415,000         2,388,990
       11/01/28 ........................................................................         2,535,000         2,476,112
    Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/32 ..............        10,430,000         9,918,513
    Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ............         4,000,000         4,168,440
    Baldwin Park USD, GO,
       Capital Appreciation, Election of 2006, FSA Insured, zero cpn., 8/01/28 .........         5,810,000         1,745,382
       Election of 2006, FSA Insured, 5.00%, 8/01/31 ...................................         5,440,000         4,965,360


                     Quarterly Statements of Investments | 3

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ....................   $     1,000,000   $     1,025,500
    Brentwood Infrastructure Financing Authority Infrastructure Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 9/02/32 ................................         3,790,000         3,604,214
    Buckeye USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/32 .....................        10,705,000         9,827,511
    Cabrillo Community College District GO,
       Capital Appreciation, Election of 2004, Series B, MBIA Insured, zero cpn.,
          8/01/39 ......................................................................        12,570,000         1,891,408
       Series C, AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26 ..........................         5,400,000         5,799,222
    California Community College Financing Authority Lease Revenue, Grossmont
       Palomar and Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 .....................         3,030,000         2,823,899
    California Educational Facilities Authority Revenue,
       Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ..........................         4,455,000         4,556,396
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 .......................        24,705,000        24,701,788
    California Health Facilities Financing Authority Revenue,
       Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/37 .................        10,550,000         8,290,190
       Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 ................         8,765,000         7,646,235
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ...................        12,995,000        11,152,569
       Community Health Facilities, Series A, California Mortgage Insured, 5.80%,
          8/01/25 ......................................................................         1,060,000         1,053,269
       Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ..............         5,000,000         4,938,850
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ................................        15,400,000        15,517,656
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ...............................         5,000,000         5,014,300
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ...............................         4,000,000         4,006,320
       Marshall Hospital, Refunding, Series A, California Mortgage Insured,
          5.30%, 11/01/28 ..............................................................         3,325,000         2,904,521
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28 .....................         5,000,000         3,682,600
       Orange County Health Facility, Series A, California Mortgage Insured,
          6.20%, 11/01/24 ..............................................................         3,435,000         3,436,718
       Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%,
          3/01/32 ......................................................................         2,000,000         1,687,100
       Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19 ................         1,585,000         1,602,831
       Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38 ................         3,735,000         3,167,616
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/19 .............           115,000           117,689
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/38 .............           265,000           271,196
       True to Life Children's Services, Series A, California Mortgage Insured,
          5.625%, 9/01/25 ..............................................................         1,250,000         1,243,975
    California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to
       2/01/10, 6.30% thereafter, 8/01/31 ..............................................           240,000           228,626
    California Infrastructure and Economic Development Bank Revenue, Bay Area
       Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
       7/01/33 .........................................................................         8,460,000         9,436,876
    California PCFA, PCR, Southern California Edison Co., Refunding, Series C,
       MBIA Insured, 5.55%, 9/01/31 ....................................................         4,800,000         3,871,824
    California Public School District Financing Authority Lease Revenue,
       Southern Kern USD, Series B, FSA Insured, ETM, 5.90%, 9/01/26 ...................         1,615,000         1,887,014
    California State Department of Water Resources Central Valley Project
       Revenue, Water System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ......           365,000           365,018
    California State Department of Water Resources Water Revenue,
       Central Valley Project, Series AC, MBIA Insured, Pre-Refunded, 5.00%,
          12/01/26 .....................................................................            40,000            46,299
       Central Valley Project, Series AD, FSA Insured, Pre-Refunded, 5.00%,
          12/01/26 .....................................................................            25,000            29,059
       FSA Insured, Pre-Refunded, 5.125%, 12/01/29 .....................................           115,000           127,714
       Refunding, FSA Insured, 5.125%, 12/01/29 ........................................         4,885,000         4,921,491


                     4 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO,
       FGIC Insured, 5.375%, 6/01/26 ...................................................   $     1,350,000   $     1,313,766
       FSA Insured, Pre-Refunded, 5.50%, 9/01/29 .......................................        34,500,000        35,519,475
       MBIA Insured, 6.00%, 8/01/16 ....................................................           210,000           210,956
       MBIA Insured, 6.00%, 10/01/21 ...................................................            65,000            65,034
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ......................................        19,520,000        20,013,856
       Pre-Refunded, 5.125%, 6/01/31 ...................................................        24,705,000        26,983,789
       Refunding, 5.125%, 6/01/31 ......................................................           295,000           267,922
       Refunding, MBIA Insured, 5.00%, 8/01/29 .........................................           730,000           659,402
       Various Purpose, 5.00%, 11/01/32 ................................................        22,500,000        19,772,550
       Various Purpose, Refunding, 5.00%, 3/01/32 ......................................         3,000,000         2,639,850
    California State Health Facilities Financing Authority Revenue, Sutter Health,
       Series A, BHAC Insured, 5.00%, 11/15/42 .........................................        15,000,000        14,688,300
    California State Local Government Finance Authority Revenue, Marin Valley
       Mobile, Senior Series A, FSA Insured, 5.80%, 10/01/20 ...........................         3,770,000         3,784,024
    California State Public Works Board Lease Revenue, Department of Mental Health
       Hospital, Series A, AMBAC Insured, 5.00%,
       12/01/21 ........................................................................         4,100,000         3,949,161
       12/01/26 ........................................................................         5,675,000         4,959,383
    California State University Foundation Revenue, Monterey Bay, MBIA Insured,
       Pre-Refunded, 5.35%, 6/01/31 ....................................................         2,000,000         2,194,100
    California State University of Los Angeles Auxiliary Services Inc. .................
       Revenue, MBIA Insured, Pre-Refunded, 5.125%, 6/01/33 ............................         3,200,000         3,491,552
    California State University Revenue, Systemwide, Series A, FSA Insured,
       5.00%, 11/01/33 .................................................................        10,000,000         9,381,200
    California State University Revenue and Colleges Revenue, Systemwide, Refunding,
       Series A, AMBAC Insured, 5.00%, 11/01/33 ........................................        22,000,000        20,358,800
    California Statewide CDA,
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...........................        12,250,000         8,746,500
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ....................................         9,700,000         9,822,608
       COP, MBIA Insured, 5.00%, 4/01/18 ...............................................         3,000,000         2,616,000
       COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21 .....................         6,400,000         6,400,192
       COP, Refunding, FSA Insured, 5.50%, 8/15/31 .....................................         7,000,000         7,038,780
       MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured,
          5.80%, 8/01/33 ...............................................................         2,785,000         2,837,859
    California Statewide CDA Revenue,
       Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37 ...........................        17,000,000        13,935,240
       Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41 ............        17,000,000        14,929,230
       COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ..........         5,000,000         4,935,450
       Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28 ...............        17,215,000        16,947,823
       Henry Mayo Newhall Memorial, Series B, MBIA Insured, 5.05%, 10/01/28 ............         7,825,000         6,617,211
       Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ..............         2,000,000         2,050,880
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/27 ..        15,000,000        13,040,850
       Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38 ..        20,000,000        20,673,400
       Refunding, California Mortgage Insured, 5.00%, 8/01/21 ..........................         2,035,000         1,989,111
       St. Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37 .................         7,215,000         5,905,189
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 .................        20,000,000        18,371,600
       Sutter Health, Series C, FSA Insured, 5.05%, 8/15/38 ............................        15,000,000        13,496,250


                     Quarterly Statements of Investments | 5

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
       Refunding, Series A, FSA Insured, 5.00%, 10/01/32 ...............................   $     9,320,000   $     9,044,221
       Refunding, Series B, FSA Insured, 5.75%, 10/01/29 ...............................         1,465,000         1,462,890
       Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ............................         3,420,000         3,578,278
    Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ......................................         7,150,000         7,158,866
    Castaic Lake Water Agency Revenue COP,
       1999 Project, Refunding, AMBAC Insured, 4.50%, 8/01/26 ..........................         7,700,000         6,901,895
       Series A, MBIA Insured, 5.00%, 8/01/29 ..........................................         8,000,000         7,731,920
    Central USD, GO, Election of 2008, Series A, Assured Guaranty,
       5.50%, 8/01/29 ..................................................................         3,000,000         3,030,360
       5.625%, 8/01/33 .................................................................         3,500,000         3,503,780
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series
       C, AMBAC Insured, zero cpn.,
       8/01/35 .........................................................................        10,000,000         1,902,300
       8/01/36 .........................................................................        10,000,000         1,789,200
       8/01/37 .........................................................................        15,045,000         2,603,086
    Chaffey Community College District GO,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/27 ................................           270,000           272,651
       Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 .............................         5,480,000         6,208,347
    Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 .......         2,790,000         2,785,648
    Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer
       System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ........................         2,000,000         1,994,180
    Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured,
       5.00%, 8/01/28 ..................................................................         2,685,000         2,623,030
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ................         3,265,000         3,300,948
    College of the Sequoias Tulare Area Improvement District No. 3 GO, Election of 2008,
       Series A, Assured Guaranty, 5.50%, 8/01/33 ......................................         5,000,000         4,992,900
    College of the Sequoias Visalia Area Improvement District No. 2 GO, Election of
       2008, Series A, Assured Guaranty, 5.50%, 8/01/33 ................................         5,750,000         5,741,835
    Compton USD, GO, Election of 2002, Series B, MBIA Insured, Pre-Refunded,
       5.00%, 6/01/29 ..................................................................         2,000,000         2,299,140
    Corona-Norco USD,
       COP, Refunding, FSA Insured, 5.125%, 4/15/25 ....................................         5,355,000         5,402,338
       COP, Refunding, FSA Insured, 5.125%, 4/15/29 ....................................         2,540,000         2,551,481
       GO, Capital Appreciation, Refunding, Series B, FSA Insured, zero cpn., 3/01/25 ..         1,400,000           581,406
       GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23 .............         2,320,000         1,111,790
       GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24 .............         2,620,000         1,156,049
       GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/25 ............         4,655,000         1,836,025
       GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/26 ............         6,080,000         2,231,664
       GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34 ...............        12,000,000        11,749,440
    Coronado CDA Tax Allocation, Community Development Project, MBIA Insured,
       5.375%, 9/01/26 .................................................................         2,700,000         2,592,243
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ..................         5,070,000         4,686,302
    Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ................         1,620,000         1,675,890
    Desert Sands USD, COP, Financing Project, FSA Insured, 5.75%, 3/01/24 ..............        10,000,000        10,540,900
    East Bay MUD Water System Revenue, Refunding, MBIA Insured, Pre-Refunded,
       5.00%, 6/01/26 ..................................................................        14,000,000        15,238,160


                     6 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    East Side UHSD Santa Clara County GO, Election of 2008, Series A, Assured Guaranty,
       5.00%, 8/01/38 ..................................................................   $     4,255,000   $     3,825,798
    El Centro Financing Authority Wastewater Revenue, Series A, FSA Insured,
       5.25%, 10/01/35 .................................................................         6,200,000         5,627,988
    El Monte City School District GO, Election of 2004,
       Series A, FGIC Insured, 5.00%, 5/01/30 ..........................................         4,500,000         4,036,410
       Series B, FSA Insured, 5.00%, 8/01/32 ...........................................         5,535,000         5,007,957
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured, Pre-Refunded,
       5.60%, 9/01/34 ..................................................................         1,800,000         1,960,614
    Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC
       Insured, 5.00%, 7/01/29 .........................................................         7,245,000         7,422,285
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured,
       5.125%, 9/01/30 .................................................................         3,770,000         3,791,451
    Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ........................................         4,145,000         4,178,367
    Fairfield Suisun USD, GO,
       Election of 2002, MBIA Insured, 5.00%, 8/01/25 ..................................         4,185,000         4,166,209
       MBIA Insured, 5.00%, 8/01/27 ....................................................        12,000,000        11,662,440
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding,
       Series A, MBIA Insured, 5.00%, 3/01/33 ..........................................         5,000,000         4,048,700
    Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%,
       10/01/26 ........................................................................         2,030,000         2,086,089
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/17 ...............        20,000,000        10,812,600
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/18 ...............        25,000,000        12,383,750
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/19 ...............         5,970,000         2,704,410
       senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 ..................        66,735,000        43,624,669
    Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured,
       Pre-Refunded, 5.00%, 8/01/29 ....................................................         5,280,000         6,141,907
    Fresno USD, GO, Refunding, Series C, MBIA Insured, 5.90%,
       2/01/20 .........................................................................         2,065,000         2,193,918
       8/01/22 .........................................................................         3,000,000         3,230,910
    Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured,
       zero cpn., 8/01/23 ..............................................................         3,030,000         1,428,009
    Fullerton University Foundation Auxiliary Organization Revenue, Series A,
       MBIA Insured, 5.75%,
       7/01/25 .........................................................................         1,250,000         1,278,300
       7/01/30 .........................................................................         1,000,000         1,010,790
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ............................         2,750,000         2,799,995
    Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
       5.00%, 9/01/24 ..................................................................         5,000,000         5,080,800
    Grossmont UHSD, GO, Capital Appreciation, Election of 2004, FSA Insured,
       zero cpn., 8/01/24 ..............................................................         5,110,000         2,165,618
    Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C,
       Assured Guaranty, zero cpn., 8/01/38 ............................................        10,000,000         1,468,200
    Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC
       Insured, 5.125%, 10/01/32 .......................................................        19,815,000        19,043,404
    Huntington Beach City and School District COP, MBIA Insured, Pre-Refunded,
       5.25%, 7/01/29 ..................................................................         1,795,000         1,852,691


                     Quarterly Statements of Investments | 7

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
       8/01/25 .........................................................................   $     3,045,000   $     3,266,646
       8/01/29 .........................................................................         3,075,000         3,201,905
    Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC
       Insured, 5.00%, 9/01/32 .........................................................         7,000,000         6,701,800
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ......................................         1,600,000         1,641,936
    Kern High School District GO,
       Election of 2004, Series C, FGIC Insured, 5.00%, 8/01/33 ........................         7,535,000         6,918,562
       FSA Insured, ETM, 6.625%, 8/01/14 ...............................................         1,535,000         1,888,541
       FSA Insured, ETM, 6.625%, 8/01/15 ...............................................         1,400,000         1,757,434
    Lake Tahoe USD, GO, Election of 2008, FSA Insured, 5.375%, 8/01/29 .................        10,000,000        10,003,100
    Lancaster Financing Authority Tax Allocation Revenue, Subordinated,
       Redevelopment Projects No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ......         5,775,000         5,039,265
    Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA
       Insured, zero cpn.,
       8/01/25 .........................................................................         5,495,000         2,076,451
       7/01/26 .........................................................................         5,965,000         2,102,305
    Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32 .......        18,960,000        16,684,800
    Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 .........................................         2,150,000         2,157,697
    Lodi USD School Facilities Improvement District No. 1 GO, Election of 2006, FSA
       Insured, 5.00%,
       8/01/30 .........................................................................         6,450,000         6,204,061
       8/01/32 .........................................................................         8,220,000         7,728,608
    Long Beach Bond Finance Authority Lease Revenue,
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ........         4,000,000         3,837,920
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ........        11,000,000         9,132,750
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ........         2,000,000         1,612,740
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 ...............         6,780,000         5,886,667
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 ...............        10,500,000         8,761,515
    Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
       Redevelopment Projects, Series A, AMBAC Insured,
       5.00%, 8/01/25 ..................................................................         7,015,000         6,129,005
       5.00%, 8/01/31 ..................................................................         3,135,000         2,421,349
       Pre-Refunded, 5.00%, 8/01/25 ....................................................         6,535,000         7,315,344
       Pre-Refunded, 5.00%, 8/01/31 ....................................................         8,865,000         9,923,570
    Long Beach University School District GO, Election of 1999, Series C, MBIA
       Insured, 5.125%, 8/01/31 ........................................................        13,870,000        13,786,919
    Los Angeles Community College District GO,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ............................         4,000,000         4,380,800
       Series B, FSA Insured, 5.00%, 8/01/27 ...........................................         4,000,000         3,957,160
    Los Angeles COP,
    Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC
       Insured, 5.00%, 6/01/27 .........................................................         5,895,000         5,918,757
       Real Property Program, MBIA Insured, 5.00%, 2/01/27 .............................         9,890,000         9,785,759
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured,
       Pre-Refunded, 5.25%,
       11/01/27 ........................................................................         2,500,000         2,678,150
       11/01/33 ........................................................................         2,500,000         2,678,150


                     8 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles County Public Works Financing Authority Lease Revenue, Master
       Refunding Project, Refunding, Series B, FGIC Insured, 5.00%, 9/01/31 ............   $     7,600,000   $     6,250,012
    Los Angeles Department of Water and Power Revenue, Power System,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ...............................        12,000,000        12,038,160
       Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ...........................         5,000,000         4,864,250
       Series B, FSA Insured, 5.00%, 7/01/35 ...........................................         5,000,000         4,864,250
    Los Angeles Department of Water and Power Waterworks Revenue, System,
       Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 .........................        25,000,000        23,244,000
    Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%,
       7/01/22 .........................................................................           710,000           709,972
    Los Angeles USD, GO,
       Election of 2004, Series H, FSA Insured, 5.00%, 7/01/27 .........................         5,000,000         4,975,950
       Election of 2004, Series H, FSA Insured, 5.00%, 7/01/28 .........................         5,000,000         4,944,800
       Election of 2005, Series E, FSA Insured, 5.00%, 7/01/27 .........................         5,800,000         5,772,102
    Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%,
       6/01/26 .........................................................................        10,000,000        10,003,000
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA
       Insured, 5.85%, 9/01/18 .........................................................         1,765,000         1,787,716
    Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
       5.85%, 6/01/22 ..................................................................           665,000           673,226
       5.90%, 6/01/29 ..................................................................         3,105,000         3,138,379
    Marin Municipal Water District COP, Financing Project, AMBAC Insured,
       5.00%, 7/01/29 ..................................................................         1,200,000         1,090,848
    Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ........         2,680,000         2,714,090
    Merced Irrigation District Electricity System Revenue, Refunding, XLCA
       Insured, 5.00%, 9/01/26 .........................................................        10,000,000         7,340,200
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ..........         1,025,000         1,029,541
    Modesto Irrigation District COP, Capital Improvements, Series A, FSA
       Insured, 5.00%,
       7/01/26 .........................................................................         5,000,000         4,755,450
       7/01/31 .........................................................................         8,285,000         7,356,997
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured,
       5.375%, 11/01/26 ................................................................         8,715,000         8,554,383
    Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project,
       Refunding, MBIA Insured, 5.60%, 3/01/19 .........................................         2,460,000         2,445,461
    Montebello USD, GO, Election of 2004, FSA Insured, 5.00%, 8/01/33 ..................         8,375,000         7,510,784
    Moorpark USD, GO, Election of 2008, Capital Appreciation Bonds, Series A,
       Assured Guaranty, zero cpn., 8/01/32 ............................................         5,870,000         1,284,767
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
       Pre-Refunded, 5.00%, 8/01/26 ....................................................         4,000,000         4,616,600
    Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25 ....................         3,840,000         4,139,942
    Mount Diablo USD, GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 ...............         6,025,000         6,026,808
    Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .............................         2,380,000         2,408,441
    Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .......................................         2,535,000         2,494,364
    Nevada Joint UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .......................         1,295,000         1,295,298
    Newark USD, GO, Capital Appreciation,
       Series B, FGIC Insured, zero cpn., 8/01/24 ......................................         9,905,000         4,060,852
       Series C, FSA Insured, zero cpn., 8/01/22 .......................................         2,165,000         1,122,682
       Series C, FSA Insured, zero cpn., 8/01/23 .......................................         2,465,000         1,198,458
       Series C, FSA Insured, zero cpn., 8/01/24 .......................................         2,560,000         1,173,197
       Series C, FSA Insured, zero cpn., 8/01/25 .......................................         2,705,000         1,168,479


                     Quarterly Statements of Investments | 9

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
       5.625%, 3/01/30 .................................................................   $     1,000,000   $       955,590
    Northern California Public Power Agency Revenue, AMBAC Insured,
       Pre-Refunded, 7.50%, 7/01/23 ....................................................         3,200,000         4,274,016
    Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured,
       Pre-Refunded, 6.00%, 1/01/29 ....................................................        10,000,000        10,404,200
    Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 .......................................         2,500,000         2,563,325
    Oceanside USD, GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33 ...........         5,000,000         4,892,100
    Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 ...............         8,000,000         7,878,960
    Pacifica COP, AMBAC Insured, 5.375%, 1/01/37 .......................................         6,600,000         6,120,642
    Palm Springs Financing Authority Lease Revenue, Convention Center
       Project, Refunding, Series A, MBIA Insured, 5.00%, 11/01/25 .....................         2,295,000         2,181,076
    Pasadena Area Community College District GO, Election of 2002, Series A,
       FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ......................................         4,000,000         4,545,280
    Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 .............         1,000,000         1,022,020
    Patterson Joint USD, GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn., 8/01/22 ......................................         1,900,000           972,344
       Series A, FGIC Insured, zero cpn., 8/01/24 ......................................         2,075,000           912,793
       Series A, FGIC Insured, zero cpn., 8/01/25 ......................................         2,170,000           873,707
       Series A, FGIC Insured, zero cpn., 8/01/26 ......................................         2,265,000           849,556
       Series C, FGIC Insured, zero cpn., 8/01/23 ......................................         1,985,000           948,671
    Peralta Community College District GO,
       Election of 2000, Series B, MBIA Insured, 5.25%, 8/01/32 ........................         8,450,000         8,205,964
       Peralta Community College, FSA Insured, 5.00%, 8/01/24 ..........................         6,000,000         6,189,240
    Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23 ..........         4,000,000         3,341,080
    Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured,
       5.00%, 6/01/33 ..................................................................         3,280,000         2,879,938
    Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%, 10/01/30 ................         5,190,000         4,483,433
    Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured,
       5.25%, 10/01/23 .................................................................         3,000,000         2,827,200
    Poway RDA Tax Allocation,
       MBIA Insured, Pre-Refunded, 5.75%, 6/15/33 ......................................         9,250,000        10,178,885
       Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ....................         9,195,000         7,853,541
       Refunding, MBIA Insured, 5.75%, 6/15/33 .........................................         2,225,000         1,915,903
    Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
       Refunding, FSA Insured, 5.25%, 9/01/20 ..........................................         2,500,000         2,491,400
    Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ......................         3,000,000         2,932,980
    Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured,
       Pre-Refunded, 5.85%, 11/01/30 ...................................................         3,975,000         4,377,588
    Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/38 ..................         5,310,000         5,096,591
    Rohnert Park Community Development Commission Tax Allocation,
       Redevelopment Project, Series R, FGIC Insured, 5.00%, 8/01/37 ...................         5,000,000         4,212,000
    Roseville Financing Authority Revenue, senior lien, Series A, AMBAC
       Insured, 5.00%, 9/01/25 .........................................................         5,675,000         5,730,729
    Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 ...............         5,685,000         6,108,021
    Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD,
       Refunding, Series A, FGIC Insured, 5.00%, 10/01/32 ..............................         5,000,000         4,657,550


                    10 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Sacramento Area Flood Control Agency Special Assessment,
       Consolidated Capital Assessment District, Refunding, Series A, Assured
       Guaranty, 5.00%, 10/01/32 .......................................................   $     5,000,000   $     4,786,800
       Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 ...................         1,000,000         1,000,030
    Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26 .....         8,395,000         9,137,454
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 .....        21,500,000        23,401,460
       City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded,
          5.00%, 12/01/28 ..............................................................        10,000,000        11,349,300
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
       FSA Insured, 5.75%, 9/01/30 .....................................................         3,435,000         3,438,607
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 .................         1,645,000         1,644,868
    Salinas UHSD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/31 .........         5,000,000         4,597,700
    San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured,
       5.00%, 8/01/28 ..................................................................        14,170,000        13,592,572
    San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA
       Insured, 5.25%, 10/01/25 ........................................................         5,450,000         5,269,115
    San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured,
       ETM, zero cpn., 5/01/22 .........................................................        28,405,000        14,462,122
    San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 .........         2,110,000         2,206,089
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B,
       FGIC Insured, 5.25%, 5/15/27 ....................................................         2,950,000         2,839,729
    San Francisco BART District Sales Tax Revenue,
       5.00%, 7/01/28 ..................................................................         2,795,000         2,796,118
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 ......................................         6,500,000         6,647,095
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ......................................        12,000,000        12,271,560
    San Francisco City and County Airports Commission International Airport
       Revenue, Refunding, Second Series 28A, MBIA Insured, 5.125%,
       5/01/24 .........................................................................         9,745,000         8,425,430
       5/01/27 .........................................................................        16,575,000        13,805,483
    San Francisco City and County Public Utilities Commission Water Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 11/01/31 ...............................         3,885,000         3,722,568
    San Francisco Community College District GO, Series A, FGIC Insured,
       5.00%, 6/15/26 ..................................................................         6,000,000         5,972,160
    San Gabriel USD, GO, Capital Appreciation,
       Election of 2002, Series C, FSA Insured, zero cpn., 8/01/30 .....................         5,635,000         1,522,126
       Election of 2002, Series C, FSA Insured, zero cpn., 8/01/31 .....................         5,870,000         1,473,135
       Election of 2002, Series C, FSA Insured, zero cpn., 7/01/32 .....................         6,115,000         1,435,007
       Series A, FSA Insured, zero cpn., 8/01/26 .......................................         3,530,000         1,324,032
       Series A, FSA Insured, zero cpn., 2/01/27 .......................................         1,850,000           664,113
    San Joaquin Delta Community College District GO, Election of 2004,
       Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/31 .................        10,475,000         2,679,715
       Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/32 .................        15,185,000         3,621,623
       Series A, FSA Insured, 5.00%, 8/01/29 ...........................................           520,000           518,648
       Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 .............................         4,530,000         5,284,019
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 .....        13,155,000         3,298,616
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ..............................        18,075,000        12,356,070
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ...............................        12,860,000         9,066,686
       senior lien, MBIA Insured, 5.00%, 1/01/33 .......................................        10,035,000         7,493,636


                    Quarterly Statements of Investments | 11

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
       3/01/33 .........................................................................   $    12,135,000   $    10,372,998
    San Jose Financing Authority Lease Revenue, Civic Center Project, Series
       B, AMBAC Insured, 5.00%, 6/01/27 ................................................        10,000,000        10,031,200
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%,
       3/01/33 .........................................................................         3,500,000         3,503,010
    San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B,
       XLCA Insured, 5.00%, 8/01/31 ....................................................        15,470,000        12,472,533
    San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 .........         5,115,000         4,906,564
    San Leandro COP, Library and Fire Stations Financing, AMBAC Insured,
       Pre-Refunded, 5.75%, 11/01/29 ...................................................         5,000,000         5,256,400
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment
       Project Area 3, Series A, MBIA Insured, Pre-Refunded,
       5.75%, 10/01/29 .................................................................         5,340,000         5,828,984
       5.80%, 10/01/30 .................................................................         7,800,000         8,551,296
    San Marino USD, GO, Series A, MBIA Insured, zero cpn., 7/01/25 .....................         6,080,000         2,518,397
    San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%,
       8/01/30 .........................................................................         5,790,000         5,883,624
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured,
       zero cpn., 4/01/24 ..............................................................        14,245,000         6,332,900
    Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ..........................         5,555,000         5,614,327
    Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC
       Insured, 5.125%, 2/01/41 ........................................................        11,545,000         9,524,048
    Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA
       Insured, 5.00%, 7/01/33 .........................................................        11,050,000        10,731,760
    Santa Rita USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/32 ........         6,160,000         5,614,039
    Santa Rosa Wastewater Revenue, Series B, FGIC Insured, Pre-Refunded,
       5.125%, 9/01/31 .................................................................         4,000,000         4,307,480
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and
       Improvement, AMBAC Insured, 6.00%, 7/02/15 ......................................         2,000,000         2,252,240
    Santee School District GO,
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/33 ....................         1,260,000         1,132,148
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38 ....................         1,000,000           893,070
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48 ....................         5,250,000         4,584,825
       Series A, FSA Insured, 5.00%, 8/01/31 ...........................................         6,845,000         6,115,802
    Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%,
       12/01/30 ........................................................................         3,455,000         2,914,949
    South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ............................         3,155,000         3,128,119
    South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29 ...............         2,000,000         1,994,980
    Southern California Public Power Authority Power Project Revenue, Series
       A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ..................................        29,000,000        32,965,750
    Southern Kern USD, COP, Capital Appreciation, Building Program, Series B,
       FSA Insured, 5.625%, 9/01/26 ....................................................         2,250,000         2,249,933
    Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%,
       8/01/24 .........................................................................         3,005,000         3,033,187
    Southern Mono Health Care District Revenue, Capital Appreciation, Series
       A, MBIA Insured, zero cpn.,
       8/01/28 .........................................................................         2,340,000           709,582
       8/01/29 .........................................................................         2,440,000           680,687
       8/01/30 .........................................................................         2,550,000           658,461
       8/01/31 .........................................................................         2,660,000           643,241
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ..............         2,000,000         2,031,700


                    12 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA
       Insured, 5.00%, 9/01/23 .........................................................   $     6,500,000   $     6,349,655
    Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ......................................         3,000,000         2,981,520
    Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded,
       5.75%, 8/01/20 ..................................................................         4,340,000         4,460,478
    Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ............................         6,855,000         6,895,513
    Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
       AMBAC Insured, Pre-Refunded, 5.75%, 10/01/32 ....................................        14,100,000        14,582,784
    Union Elementary School District GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn., 9/01/24 ......................................         2,000,000           895,840
       Series B, FGIC Insured, zero cpn., 9/01/25 ......................................         5,500,000         2,257,640
       Series B, FGIC Insured, zero cpn., 9/01/26 ......................................         5,850,000         2,240,082
    University of California Revenues, Limited Project, Series D, FGIC
       Insured, 5.00%, 5/15/37 .........................................................         6,460,000         6,132,801
    Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects,
       FSA Insured, 5.00%, 9/01/31 .....................................................         5,095,000         4,026,222
    Vista USD, GO,
       Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 .................         7,150,000         2,704,559
       Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27 .................         4,795,000         1,736,270
       Series A, FSA Insured, 5.25%, 8/01/25 ...........................................         5,000,000         5,069,650
    Washington Township Health Care District Revenue, Refunding,
       5.00%, 7/01/18 ..................................................................         2,000,000         1,945,040
       5.125%, 7/01/23 .................................................................           450,000           401,805
    Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured,
       5.375%, 8/01/25 .................................................................         2,045,000         2,074,980
    Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn.,
       8/01/47 .........................................................................        18,685,000         1,867,566
    West Basin Municipal Water District Revenue COP, Refunding, Series A, MBIA
       Insured, 5.00%, 8/01/24 .........................................................         2,500,000         2,515,275
    West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28 ..........         5,615,000         5,504,890
    Western Placer USD Financing Corp. COP, Pre-Refunded, 5.55%, 11/01/30 ..............         6,930,000         7,892,369
    Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/29 ....................................................        11,775,000        10,861,378
       Series A, MBIA Insured, 5.00%, 9/01/35 ..........................................         1,460,000         1,270,915
       Series A, MBIA Insured, 5.00%, 9/01/37 ..........................................         4,340,000         3,760,480
    Woodland Finance Authority Lease Revenue, Capital Projects, Refunding,
       XLCA Insured, 5.00%, 3/01/32 ....................................................         6,340,000         5,832,293
    Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA
       Insured, 5.00%,
       3/01/33 .........................................................................         3,870,000         3,529,324
       3/01/35 .........................................................................         2,590,000         2,327,737
    Woodside Elementary School District GO, Election of 2005, MBIA Insured,
       Pre-Refunded, 5.00%, 10/01/29 ...................................................         4,435,000         5,208,331
    Yosemite Community College District GO, Election of 2004, Series C, FSA
       Insured, 5.00%, 8/01/32 .........................................................         5,000,000         4,755,200
                                                                                                             ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $2,039,643,993) ...........................................................                       1,959,045,482
                                                                                                             ---------------


                    Quarterly Statements of Investments | 13

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    SHORT TERM INVESTMENTS 0.4%
    MUNICIPAL BONDS 0.4%
    CALIFORNIA 0.4%
(a) California State Department of Water Resources Power Supply Revenue,
       Series B-1, Daily VRDN and Put, 0.25%, 5/01/22 ..................................   $     2,600,000   $     2,600,000
(a) California State Economic Recovery Revenue, Series C-4, Daily VRDN and
       Put, 0.25%, 7/01/23 .............................................................         1,600,000         1,600,000
(a) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20 ..........         2,900,000         2,900,000
                                                                                                             ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,100,000) .....................................                           7,100,000
                                                                                                             ---------------
    TOTAL INVESTMENTS (COST $2,046,743,993) 98.8% ......................................                       1,966,145,482
    OTHER ASSETS, LESS LIABILITIES 1.2% ................................................                          24,655,500
                                                                                                             ---------------
    NET ASSETS 100.0% ..................................................................                     $ 1,990,800,982
                                                                                                             ===============

See Abbreviations on page 29.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments


                    14 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS 97.2%
    CALIFORNIA 91.3%
    ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza,
       California Mortgage Insured, 5.125%, 5/15/15 ....................................   $     3,000,000   $     3,000,120
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital
       Assn., Series C,
       5.125%, 3/01/18 .................................................................         2,515,000         2,483,990
       5.25%, 3/01/19 ..................................................................         2,315,000         2,150,728
    ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14 ................................         1,900,000         1,809,465
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding,
       Series A, FSA Insured, 5.00%, 10/01/10 ..........................................         1,305,000         1,325,397
    Alameda Corridor Transportation Authority Revenue, Capital Appreciation,
       sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17 ..............        10,000,000         6,568,300
    Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
       4.375%, 8/01/14 .................................................................         1,330,000         1,364,128
    Antelope Valley UHSD, GO, Series A, MBIA Insured,
       4.50%, 8/01/13 ..................................................................         1,230,000         1,309,200
       4.625%, 8/01/14 .................................................................         1,250,000         1,322,288
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA
       Insured, zero cpn., 8/01/22 .....................................................         4,065,000         2,007,256
    Bakersfield Hospital Revenue, Adventist Health System, Refunding, MBIA
       Insured, 5.50%, 3/01/19 .........................................................        11,210,000        10,999,812
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured,
       zero cpn., 8/01/24 ..............................................................         5,265,000         2,191,767
    Banning Utility Authority Water Enterprise Revenue, Refunding and
       Improvement Projects, FGIC Insured, 5.00%, 11/01/21 .............................         1,080,000         1,079,957
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Refunding, Series F, 5.00%, 4/01/24 .............................................         3,000,000         3,054,900
    Burbank Electric Revenue, MBIA Insured, 4.00%,
       6/01/11 .........................................................................         1,000,000         1,052,070
       6/01/12 .........................................................................         1,000,000         1,064,430
    Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC
       Insured, 4.00%, 8/01/12 .........................................................         2,500,000         2,625,275
       zero cpn., 8/01/15 ..............................................................         4,600,000         3,643,062
       zero cpn., 8/01/16 ..............................................................         4,670,000         3,498,671
    Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .............         5,045,000         5,064,877
    California Educational Facilities Authority Revenue, Stanford University,
       Refunding, Series R, 4.00%, 11/01/11 ............................................         1,000,000         1,071,380
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Series K, 5.125%, 7/01/22 .............................        20,000,000        19,540,200
       Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19 .........................         2,000,000         1,929,700
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 ...............................         5,000,000         5,091,850
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 ...............................         2,000,000         2,033,260
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ...............................         3,850,000         3,900,319
       Paradise Valley Estates, Refunding, California Mortgage Insured, 4.125%,
          1/01/10 ......................................................................         1,000,000         1,015,150
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%,
          1/01/11 ......................................................................         1,480,000         1,528,085
       Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%,
          1/01/12 ......................................................................         1,000,000         1,025,300
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%,
          1/01/13 ......................................................................         1,815,000         1,881,901
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%,
          1/01/14 ......................................................................         1,635,000         1,678,638
       Providence Health and Services, Series C, 5.75%, 10/01/19 .......................         1,440,000         1,553,587
       Providence Health and Services, Series C, 6.00%, 10/01/20 .......................         1,500,000         1,626,450
       Scripps Health, Series A, 5.00%, 10/01/22 .......................................         4,600,000         4,370,276


                    Quarterly Statements of Investments | 15

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Health Facilities Financing Authority Revenue, (continued)
       Sutter Health, Series A, 5.25%, 8/15/22 .........................................   $     6,000,000   $     5,971,140
       The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ................         1,350,000         1,370,480
       The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 .................         1,200,000         1,212,576
    California HFA, SFM Purchase Revenue, Class III, Series A-1, MBIA Insured,
       5.70%, 8/01/11 ..................................................................           140,000           140,214
    California Municipal Finance Authority COP, Community Hospitals of Central
       California,
       5.00%, 2/01/18 ..................................................................         2,185,000         1,839,180
       5.00%, 2/01/19 ..................................................................         4,590,000         3,779,222
       5.00%, 2/01/20 ..................................................................         2,325,000         1,872,183
       5.00%, 2/01/21 ..................................................................         2,000,000         1,581,460
       Refunding, 5.00%, 2/01/14 .......................................................         1,765,000         1,637,302
       Refunding, 5.00%, 2/01/17 .......................................................         4,025,000         3,462,627
    California State Department of Water Resources Power Supply Revenue, Series A,
       5.50%, 5/01/12 ..................................................................         2,000,000         2,182,220
       Pre-Refunded, 5.125%, 5/01/18 ...................................................         2,500,000         2,822,150
    California State Department of Water Resources Water Revenue, Central Valley
       Project, Refunding, Series AE, 5.00%, 12/01/26 ..................................         5,000,000         5,132,800
    California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 ...............        10,670,000        11,372,299
    California State GO,
       5.25%, 6/01/16 ..................................................................           515,000           516,349
       Pre-Refunded, 5.00%, 11/01/12 ...................................................         1,335,000         1,473,787
       Refunding, 4.00%, 2/01/10 .......................................................         6,900,000         7,013,712
       Refunding, 5.00%, 11/01/12 ......................................................           665,000           701,808
       Refunding, MBIA Insured, 5.00%, 2/01/18 .........................................             5,000             5,003
       Veterans, Refunding, Series B, 5.25%, 12/01/15 ..................................         2,310,000         2,325,269
    California State Municipal Finance Authority Revenue, Loma Linda University,
       5.00%, 4/01/24 ..................................................................         1,180,000         1,150,830
    California State Public Works Board Lease Revenue,
       Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%,
          1/01/21 ......................................................................         3,000,000         2,903,610
       Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ..........         1,325,000         1,326,431
       Various California Community College Projects, Refunding, Series C, 5.50%,
          9/01/09 ......................................................................         1,555,000         1,557,488
    California Statewide CDA, COP,
       Kaiser Permanente, ETM, 5.30%, 12/01/15 .........................................         2,000,000         2,025,280
       St. Joseph Health System Obligation Group, 5.25%, 7/01/11 .......................         1,005,000         1,013,754
    California Statewide CDA Revenue,
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23 ............        10,000,000         8,897,700
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 ................         3,670,000         2,708,717
       Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13 ................         1,000,000           940,760
       Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23 .....         3,000,000         2,918,550
       Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%,
          11/15/18 .....................................................................         3,000,000         3,023,190
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%,
          12/01/22 .....................................................................         8,000,000         7,621,680
       Methodist Hospital of Southern California Project, FHA Insured, 5.50%,
          8/01/18 ......................................................................         3,260,000         3,452,373
       Methodist Hospital of Southern California Project, FHA Insured, 5.50%,
          2/01/19 ......................................................................         3,405,000         3,562,583
       Methodist Hospital of Southern California Project, FHA Insured, 5.50%,
          8/01/19 ......................................................................         3,450,000         3,615,945
       Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .................         1,100,000         1,123,023
       Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .................         1,145,000         1,177,049
       Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17 .......................           460,000           378,497
       Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18 .......................           480,000           395,765


                    16 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Castaic Lake Water Agency Revenue COP, Water System Improvement Project,
       Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22 .........................   $    10,445,000   $     5,450,619
    Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No.
       04-02, 5.00%, 9/02/24 ...........................................................           975,000           734,692
    Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice
       General Project, Refunding, MBIA Insured, 5.00%, 7/01/17 ........................         2,000,000         1,988,240
    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A,
       AMBAC Insured, 3.00%, 11/01/11 ..................................................         2,585,000         2,586,241
    Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 .......         4,105,000         4,131,436
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC
       Insured, zero cpn., 8/01/17 .....................................................         5,235,000         3,691,251
    Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ..........................         1,000,000         1,023,140
    Compton Public Finance Authority Lease Revenue, Various Capital Projects,
       Refunding, AMBAC Insured, 5.00%, 9/01/22 ........................................        15,190,000        15,463,268
    Conejo Valley USD, GO, Election of 1998,
       Series C, FSA Insured, zero cpn., 8/01/17 .......................................         2,500,000         1,813,850
       Series D, FGIC Insured, 4.50%, 8/01/19 ..........................................         4,000,000         4,083,360
    Contra Costa Community College District GO, Election of 2002, FGIC Insured,
       4.75%, 8/01/18 ..................................................................         2,450,000         2,525,093
    Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ................         2,235,000         1,623,370
    Desert Sands USD,
       COP, Financing Project, FSA Insured, 5.00%, 3/01/19 .............................         2,090,000         2,179,975
       GO, Election of 2001, 5.25%, 8/01/21 ............................................         2,015,000         2,184,865
    Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%,
       11/01/17 ........................................................................           800,000           874,312
    Fairfield-Suisun Sewer District Sewer Revenue, Refunding, Series A, FGIC
       Insured, 5.00%, 5/01/12 .........................................................           600,000           622,338
    Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA
       Insured, 5.00%, 10/01/17 ........................................................         1,275,000         1,348,415
    Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured,
       5.00%, 1/15/16 ..................................................................         1,000,000           893,340
    Galt Capital Improvements Authority Lease Revenue, Culture and Recreation
       Improvement Project, 5.00%, 4/01/12 .............................................         1,955,000         1,980,767
    Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding,
       5.40%, 9/01/12 ..................................................................         1,605,000         1,626,122
    Garden Grove Agency Community Development Tax Allocation, Garden Grove
       Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13 ....................         2,025,000         1,985,168
    Glendale Hospital Revenue, Adventist Health, Refunding, Series A, MBIA
       Insured, 6.00%, 3/01/14 .........................................................         4,000,000         3,999,600
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, ETM, 5.00%, 6/01/12 ...............................................         1,500,000         1,645,845
    Huntington Beach PFAR, Lease Capital Improvement Refinancing Project,
       Refunding, Series B, AMBAC Insured,
       4.125%, 8/01/14 .................................................................         2,140,000         2,247,492
       4.25%, 8/01/15 ..................................................................         2,080,000         2,176,782
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
       Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ...................           505,000           524,705
    Inland Empire Tobacco Asset Securitization Corp. Revenue, Series A, 5.00%,
       6/01/21 .........................................................................        11,995,000         9,635,583


                    Quarterly Statements of Investments | 17

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 00-18, Group 2, 4.375%, 9/02/10 ..........................................   $       885,000   $       876,433
       AD No. 00-18, Group 2, 4.70%, 9/02/12 ...........................................         1,475,000         1,443,583
       AD No. 00-18, Group 2, 4.80%, 9/02/13 ...........................................         1,175,000         1,143,545
       AD No. 00-18, Group 2, 5.125%, 9/02/17 ..........................................         1,705,000         1,623,689
       AD No. 00-18, Group 3, 4.75%, 9/02/15 ...........................................         1,000,000           954,680
       AD No. 00-18, Group 3, 5.00%, 9/02/17 ...........................................         1,000,000           944,100
       AD No. 03-19, Group 2, Refunding, 4.875%, 9/02/16 ...............................         1,000,000           940,830
       AD No. 03-19, Group 2, Refunding, 5.00%, 9/02/18 ................................         1,000,000           912,660
       AD No. 03-19, Group 2, Refunding, 5.125%, 9/02/19 ...............................         1,000,000           901,280
    Irvine USD Financing Authority Special Tax, Series A,
       4.70%, 9/01/15 ..................................................................         1,095,000         1,014,594
       4.80%, 9/01/17 ..................................................................         1,400,000         1,263,570
       4.875%, 9/01/18 .................................................................         1,570,000         1,406,689
       5.00%, 9/01/20 ..................................................................         1,150,000         1,002,352
    Kings River Conservation District Pine Flat Power Revenue, Refunding, Series
       E, 5.125%, 1/01/18 ..............................................................         1,735,000         1,761,615
    Lake Elsinore PFA Tax Allocation Revenue, Series A, 5.00%, 9/01/09 .................           330,000           333,600
    Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ........           770,000           760,976
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
       5.00%, 12/01/19 .................................................................         5,000,000         3,958,350
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.00%, 11/15/17 .................................................................         3,950,000         3,054,417
    Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
       Series A, 5.00%, 8/15/20 ........................................................        20,000,000        21,243,400
       AMBAC Insured, 3.00%, 8/15/12 ...................................................         4,525,000         4,692,515
    Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/15 ................................         5,345,000         5,426,832
    Los Angeles USD, GO,
       Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21 ........................         5,975,000         6,176,178
       Refunding, MBIA Insured, 5.25%, 7/01/13 .........................................         3,500,000         3,852,555
       Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25 .............................         6,265,000         6,267,819
       Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22 .............................         5,000,000         5,089,550
    M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I,
       MBIA Insured,
       4.25%, 7/01/11 ..................................................................         5,055,000         5,337,574
       5.00%, 7/01/18 ..................................................................         1,000,000         1,026,390
    Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing,
       Mandatory Put 11/15/16, FNMA Insured,
       3.90%, 11/15/36 .................................................................         3,440,000         3,489,777
       3.95%, 11/15/36 .................................................................         1,435,000         1,444,543
    Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
       8/01/18 .........................................................................         1,455,000           951,977
       8/01/19 .........................................................................         1,480,000           901,335
    Moreno Valley USD, GO,
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 8/01/24 ...............         7,500,000         3,107,775
       Election of 2004, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/17 ...........         2,000,000         2,308,300
       Election of 2004, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/18 ...........         2,300,000         2,654,545
    Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 .......................         1,040,000         1,081,902


                    18 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
       5.00%, 7/01/23 ..................................................................   $     2,000,000   $     1,934,540
       5.25%, 7/01/24 ..................................................................         2,000,000         1,960,800
    Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
       4.60%, 8/15/14 ..................................................................         1,000,000           875,310
       4.75%, 8/15/15 ..................................................................         1,000,000           861,790
       4.90%, 8/15/16 ..................................................................         1,285,000         1,091,248
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
       4.90%, 8/15/17 ..................................................................         1,000,000           918,500
       5.10%, 8/15/18 ..................................................................         1,000,000           920,640
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
       4.70%, 8/15/18 ..................................................................         1,765,000         1,477,552
       4.80%, 8/15/19 ..................................................................         1,945,000         1,600,463
       4.85%, 8/15/20 ..................................................................         2,000,000         1,540,180
    Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding,
       Series A, 5.375%, 8/15/12 .......................................................         1,500,000         1,502,760
    Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage
       Insured, 5.125%, 12/01/12 .......................................................         1,435,000         1,435,172
    Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ...........................         1,000,000           935,670
    Pacifica COP, AMBAC Insured, 5.00%, 1/01/22 ........................................         1,275,000         1,287,495
    Palm Desert Financing Authority Tax Allocation Revenue,
       Project Area No. 1, As Amended, Series A, MBIA Insured, 5.00%, 4/01/23 ..........         7,690,000         6,700,374
       Refunding, MBIA Insured, 4.75%, 8/01/18 .........................................         1,050,000           945,798
    Palo Verde Community College District COP, AMBAC Insured, 5.00%,
       1/01/22 .........................................................................         1,015,000         1,017,771
       1/01/23 .........................................................................         1,065,000         1,061,773
       1/01/24 .........................................................................         1,070,000         1,055,651
    Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project,
       Refunding, Series X, 5.35%, 12/01/16 ............................................         1,000,000         1,027,100
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical
       Center, Series A, 5.00%,
       7/01/16 .........................................................................         1,420,000         1,407,149
       7/01/21 .........................................................................         1,695,000         1,527,653
    Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ....................         1,000,000         1,040,210
    Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment
       Projects, Series B, ETM, 5.35%, 5/15/13 .........................................         1,720,000         1,855,226
    Riverside County COP, Capital Improvement, Family Law, Refunding, Series A,
       FGIC Insured, 5.00%, 11/01/18 ...................................................         1,540,000         1,609,223
    Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13 ........         1,000,000         1,044,400
       Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured,
       5.00%, 7/01/21 ..................................................................         3,305,000         3,026,884
    San Bernardino County COP, Medical Center Financing Project, Refunding,
       6.00%, 8/01/09 ..................................................................           725,000           734,128
    San Francisco City and County Airports Commission International Airport
       Revenue,
       Issue 34D, Refunding, Second Series, 5.25%, 5/01/26 .............................         5,425,000         5,281,617
       Mandatory Put 5/01/19, Refunding, Second Series, 6.50%, 5/01/19 .................         2,000,000         2,107,800
    San Joaquin County COP,
       General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ...............         1,000,000         1,003,330
       Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ............         1,340,000         1,344,797


                    Quarterly Statements of Investments | 19

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital
       Appreciation, Refunding, Series A,
       5.60%, 1/15/16 ..................................................................   $     3,000,000   $     2,670,060
       MBIA Insured, zero cpn., 1/15/26 ................................................        19,000,000         4,764,250
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
       3/01/24 .........................................................................         3,490,000         3,407,427
       3/01/25 .........................................................................         3,665,000         3,486,624
       3/01/26 .........................................................................         3,850,000         3,586,929
    San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured,
       4.95%, 4/01/12 ..................................................................         4,005,000         4,019,298
    San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B,
       XLCA Insured, 5.00%, 8/01/26 ....................................................         8,000,000         6,772,720
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project
       Area 3, Series A, MBIA Insured,
       ETM, 5.10%, 10/01/09 ............................................................           515,000           526,500
       Pre-Refunded, 5.30%, 10/01/11 ...................................................           350,000           379,715
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
       8/01/19 .........................................................................         1,325,000         1,389,342
       8/01/20 .........................................................................         1,510,000         1,556,448
    Santa Ana USD, GO,
       Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14 ....................         3,125,000         2,586,719
       Election of 2008, Series A, 5.25%, 8/01/25 ......................................         2,000,000         2,001,300
    Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%,
       9/02/11 .........................................................................         1,085,000         1,073,119
    Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
       4.00%, 5/01/12 ..................................................................           525,000           546,257
       4.25%, 5/01/14 ..................................................................           840,000           866,636
       4.25%, 5/01/15 ..................................................................           875,000           897,741
       4.25%, 11/01/15 .................................................................           670,000           687,413
    South County Regional Wastewater Authority Revenue, Regional Wastewater
       Facilities Project, Refunding, FSA Insured, 3.25%, 8/01/11 ......................         1,000,000         1,045,500
    South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No.
       1, XLCA Insured, 5.00%, 9/01/16 .................................................         1,690,000         1,618,344
    Southern California Public Power Authority Natural Gas Project Revenue,
       Project No. 1, Series A, 5.25%, 11/01/19 ........................................         1,500,000         1,204,350
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 .........           645,000           626,953
    Tobacco Securitization Authority Northern California Tobacco Settlement
       Revenue, Asset-Backed Bonds, Series B,
       ETM, 4.25%, 6/01/09 .............................................................           880,000           885,491
       ETM, 4.50%, 6/01/11 .............................................................         1,540,000         1,658,026
       Pre-Refunded, 4.60%, 6/01/12 ....................................................         1,760,000         1,898,653
       Pre-Refunded, 4.70%, 6/01/13 ....................................................         1,500,000         1,621,365
       Pre-Refunded, 4.80%, 6/01/14 ....................................................           725,000           785,211
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
       5.10%, 6/01/12 ..................................................................         1,000,000         1,030,210
    University of California Revenues, Multiple Purpose Projects, Series N, FGIC
       Insured, 4.00%, 9/01/12 .........................................................         1,380,000         1,402,039
    West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ...................         1,875,000         1,968,956
    West Kern Community College District COP, AMBAC Insured,
       5.00%, 11/01/20 .................................................................         1,015,000         1,031,961
       5.00%, 11/01/21 .................................................................         1,065,000         1,082,796


                    20 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      AMOUNT            VALUE
----------------------------------------------------------                                 ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    West Kern Community College District COP, AMBAC Insured, (continued)
       5.00%, 11/01/22 .................................................................   $     1,115,000   $     1,121,701
       5.125%, 11/01/23 ................................................................         1,170,000         1,164,606
       5.125%, 11/01/24 ................................................................         1,230,000         1,230,406
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       ETM, 5.00%, 6/01/11 .............................................................         1,060,000         1,152,559
       ETM, 5.00%, 6/01/12 .............................................................         2,225,000         2,484,991
       Pre-Refunded, 5.00%, 6/01/13 ....................................................         2,335,000         2,630,307
    Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA
       Insured,
       5.00%, 9/01/15 ..................................................................         1,080,000         1,134,184
       5.25%, 9/01/20 ..................................................................         1,325,000         1,353,686
                                                                                                             ---------------
                                                                                                                 513,940,391
                                                                                                             ---------------
    U.S. TERRITORIES 5.9%
    PUERTO RICO 4.8%
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 .......         2,500,000         2,558,750
    Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series UU, FSA Insured, 5.00%, 7/01/23 ...............................         5,000,000         4,914,650
       Series RR, FGIC Insured, 5.00%, 7/01/21 .........................................         5,000,000         4,393,300
       Series WW, 5.375%, 7/01/23 ......................................................         5,000,000         4,470,850
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series
       M-3, MBIA Insured, 6.00%, 7/01/23 ...............................................        11,645,000        10,843,125
                                                                                                             ---------------
                                                                                                                  27,180,675
                                                                                                             ---------------
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien,
       Refunding, Series A,
       5.30%, 10/01/11 .................................................................         1,000,000         1,002,540
       5.40%, 10/01/12 .................................................................         4,150,000         4,153,901
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       5.00%, 7/01/09 ..................................................................         1,100,000         1,091,728
                                                                                                             ---------------
                                                                                                                   6,248,169
                                                                                                             ---------------
    TOTAL U.S. TERRITORIES .............................................................                          33,428,844
                                                                                                             ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $563,747,219) ............                         547,369,235
                                                                                                             ---------------
    SHORT TERM INVESTMENTS 1.7%
    MUNICIPAL BONDS 1.7%
    CALIFORNIA 1.7%
(a) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.25%, 5/01/22 .........           375,000           375,000
(a) California State Economic Recovery Revenue, Series C-4, Daily VRDN and
       Put, 0.25%, 7/01/23 .............................................................           800,000           800,000
(a) California State GO, Kindergarten-University, Refunding, Series B-3,
       Daily VRDN and Put, 0.20%, 5/01/34 ..............................................         3,700,000         3,700,000
(a) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20 ..........         3,100,000         3,100,000
       Mead-Phoenix, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20 ...........         1,400,000         1,400,000
                                                                                                             ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,375,000) .....................................                           9,375,000
                                                                                                             ---------------


                    Quarterly Statements of Investments | 21

Franklin California Tax-Free Trust


FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                        VALUE
----------------------------------------------------------                                                   ---------------
    TOTAL INVESTMENTS (COST $573,122,219) 98.9% ........................................                     $   556,744,235
    OTHER ASSETS, LESS LIABILITIES 1.1% ................................................                           6,201,233
                                                                                                             ---------------
    NET ASSETS 100.0% ..................................................................                     $   562,945,468
                                                                                                             ===============

See Abbreviations on page 29.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    22 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       AMOUNT            VALUE
-----------------------------------------                                                  ---------------   ---------------
    INVESTMENTS 99.9%
    MUNICIPAL BONDS 99.9%
    CALIFORNIA 99.4%
(a) Antelope Valley-East Kern Water Agency COP, Series A-2, Weekly VRDN and
       Put, 0.22%, 6/01/37 .............................................................   $     7,000,000   $     7,000,000
(a) Bay Area Toll Authority Toll Bridge Revenue,
       Bay Area, Series C, Weekly VRDN and Put, 0.27%, 4/01/37 .........................         1,500,000         1,500,000
       Bay Area, Series C, Weekly VRDN and Put, 0.20%, 4/01/45 .........................        25,000,000        25,000,000
       Bay Area, Series C-2, Weekly VRDN and Put, 0.22%, 4/01/47 .......................         8,235,000         8,235,000
       San Francisco Bay Area, Refunding, Series C-1, Weekly VRDN and Put, 0.22%,
          4/01/45 ......................................................................         2,150,000         2,150,000
(a) Berkeley Revenue, Berkeley-Albany YMCA, Refunding, Weekly VRDN and Put,
       0.32%, 7/01/38 ..................................................................         2,000,000         2,000,000
(a) California Educational Facilities Authority Revenue, Stanford University,
       Refunding, Series L-3, Weekly VRDN and Put, 0.16%, 10/01/15 .....................         2,800,000         2,800,000
       Series S-4, Daily VRDN and Put, 0.20%, 11/01/50 .................................         4,100,000         4,100,000
(a) California HFAR, MFH III, Series D,
       Daily VRDN and Put, 3.25%, 2/01/31 ..............................................        10,310,000        10,310,000
       Weekly VRDN and Put, 0.35%, 8/01/22 .............................................           920,000           920,000
(a) California Infrastructure and Economic Development Bank Revenue,
       American National Red Cross, Refunding, Weekly VRDN and Put, 0.20%, 9/01/34 .....         5,000,000         5,000,000
       California Academy of Sciences, Refunding, Series A, Daily VRDN and Put,
          0.25%, 9/01/38 ...............................................................         1,000,000         1,000,000
       California Academy of Sciences, Refunding, Series F, Daily VRDN and Put,
          0.25%, 9/01/38 ...............................................................         7,400,000         7,400,000
       Orange County Performing Arts Center, Series B, Weekly VRDN and Put, 0.22%,
          7/01/34 ......................................................................        10,000,000        10,000,000
(a) California Municipal Finance Authority Revenue, Gideon Hausner Jewish
       Day, Weekly VRDN and Put, 0.32%, 7/01/38 ........................................         1,500,000         1,500,000
    California School Cash Reserve Program Authority COP, Series A, 3.00%,
       7/06/09 .........................................................................         8,000,000         8,028,042
(a) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-1, Daily VRDN and Put, 0.40%, 5/01/19 .........         8,300,000         8,300,000
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.25%, 5/01/22 .........        28,700,000        28,700,000
       Refunding, Series G, Sub Series G-3, FSA Insured, Weekly VRDN and Put,
          2.00%, 5/01/16 ...............................................................         6,255,000         6,255,000
       Series B-3, Daily VRDN and Put, 0.25%, 5/01/22 ..................................         1,100,000         1,100,000
       Series C-4, Weekly VRDN and Put, 0.25%, 5/01/22 .................................         5,300,000         5,300,000
       Series C-12, Weekly VRDN and Put, 0.20%, 5/01/22 ................................        19,000,000        19,000,000
       Series C-15, Weekly VRDN and Put, 0.20%, 5/01/22 ................................         5,200,000         5,200,000
(a) California State Economic Recovery Revenue,
       Series C-2, Daily VRDN and Put, 0.35%, 7/01/23 ..................................         9,600,000         9,600,000
       Series C-3, Daily VRDN and Put, 0.35%, 7/01/23 ..................................         8,950,000         8,950,000
       Series C-5, Daily VRDN and Put, 0.40%, 7/01/23 ..................................         9,500,000         9,500,000
       Series C-11, Weekly VRDN and Put, 0.23%, 7/01/23 ................................         1,735,000         1,735,000
(a) California State GO,
       Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 0.25%,
          5/01/34 ......................................................................         4,800,000         4,800,000
       Kindergarten-University, Series A-4, Daily VRDN and Put, 0.40%, 5/01/34 .........         9,705,000         9,705,000
       Kindergarten-University, Series A-10, Weekly VRDN and Put, 0.30%, 5/01/34 .......         2,450,000         2,450,000
       Kindergarten-University Public Education Facilities, Refunding, Series A-6,
          Weekly VRDN and Put, 0.30%, 5/01/34 ..........................................        11,445,000        11,445,000
       Kindergarten-University Public Education Facilities, Refunding, Series A-8,
          Weekly VRDN and Put, 0.32%, 5/01/34 ..........................................         1,105,000         1,105,000
       Series B-1, Weekly VRDN and Put, 0.20%, 5/01/33 .................................        52,100,000        52,100,000
       Series B-3, Weekly VRDN and Put, 0.20%, 5/01/33 .................................        28,000,000        28,000,000
       Series C-2, Weekly VRDN and Put, 0.40%, 5/01/33 .................................         6,700,000         6,700,000
(a) California Statewide CDA Revenue,
       Goodwill of Santa Cruz, Weekly VRDN and Put, 0.32%, 2/01/38 .....................         1,000,000         1,000,000
       John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.15%, 8/15/27 .......         4,100,000         4,100,000


                    Quarterly Statements of Investments | 23

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
(a) California Statewide CDA Revenue, (continued)
       Los Angeles County Museum Art Project, Refunding, Series C, Weekly VRDN and
          Put, 0.22%, 12/01/34 ..........................................................   $     5,000,000   $     5,000,000
       Los Angeles County Museum Art Project, Refunding, Series D, Daily VRDN and
          Put, 0.25%, 12/01/34 ..........................................................         1,300,000         1,300,000
       Motion Picture and Television Fund, Series A, Weekly VRDN and Put, 0.25%,
          3/01/31 .......................................................................         2,300,000         2,300,000
       Series A, Assured Guaranty, Weekly VRDN and Daily Put, 0.34%, 3/01/37 ............         6,000,000         6,000,000
       Sweep Loan Program, Refunding, Series A, Weekly VRDN and Put, 0.26%, 8/01/35 .....        41,435,000        41,435,000
       Touro University Project, Refunding, Weekly VRDN and Put, 0.20%, 9/01/29 .........         4,665,000         4,665,000
       University Retirement Community Project, Daily VRDN and Put, 0.25%, 11/15/38 .....         2,870,000         2,870,000
(a) Calleguas-Las Virgines PFAR, Municipal Water District Project, Refunding,
       Series A, Weekly VRDN and Put, 0.22%, 7/01/37 ....................................         8,825,000         8,825,000
(a) East Bay MUD Wastewater System Revenue, Refunding, Series A, Weekly VRDN
       and Put, 0.22%, 6/01/33 ..........................................................         3,000,000         3,000,000
(a) Fremont PFA, COP, Weekly VRDN and Put, 0.30%, 8/01/30 ...............................         8,000,000         8,000,000
(a) Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.20%, 6/01/30 ..........         1,500,000         1,500,000
(a) Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 03-19, Series A, Daily VRDN and Put, 0.30%, 9/02/29 .......................           300,000           300,000
       AD No. 93-14, Daily VRDN and Put, 0.20%, 9/02/25 .................................         2,500,000         2,500,000
       AD No. 97-13, Daily VRDN and Put, 0.30%, 9/02/23 .................................         7,350,000         7,350,000
       AD No. 97-16, Daily VRDN and Put, 0.30%, 9/02/22 .................................         1,700,000         1,700,000
(a) Los Angeles County Housing Authority MFHR, Malibu Meadows Project,
       Refunding, Series B, Weekly VRDN and Put, 0.35%, 4/15/28 .........................         3,125,000         3,125,000
(a) Los Angeles County MFMR, Series A, Weekly VRDN and Put,, 0.40%, 7/01/14 .............         4,500,000         4,500,000
(a) Los Angeles Department of Water and Power Revenue, Refunding, Series B,
       Sub Series B-1, Weekly VRDN and Put, 0.23%, 7/01/34 ..............................         4,050,000         4,050,000
       Sub Series B-2, Weekly VRDN and Put, 0.23%, 7/01/34 ..............................         1,500,000         1,500,000
       Sub Series B-3, Daily VRDN and Put, 0.25%, 7/01/34 ...............................        13,900,000        13,900,000
       Sub Series B-6, Daily VRDN and Put, 0.15%, 7/01/34 ...............................         3,400,000         3,400,000
       Sub Series B-7, Weekly VRDN and Put, 0.20%, 7/01/34 ..............................         8,100,000         8,100,000
(a) Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
       Series B, Sub Series B-4, Weekly VRDN and Put, 0.23%, 7/01/35 ....................         6,750,000         6,750,000
    Los Angeles GO, TRAN, 3.00%, 6/30/09 ................................................        15,000,000        15,053,152
(a) Los Angeles USD, COP,
       Administration Building Project, Refunding, Weekly VRDN and Put, 0.35%,
          10/01/24 ......................................................................         1,500,000         1,500,000
       Belmont Learning Complex, Series A, Weekly VRDN and Put, 0.15%, 12/01/17 .........         1,800,000         1,800,000
(a) Manhattan Beach COP, Refunding, Weekly VRDN and Put, 0.30%, 8/01/32 .................         2,400,000         2,400,000
(a) Metropolitan Water District of Southern California Waterworks Revenue,
       Refunding, Series B-3, Daily VRDN and Put, 0.20%, 7/01/35 ........................         3,500,000         3,500,000
       Series C, Weekly VRDN and Put, 0.40%, 7/01/28 ....................................        13,200,000        13,200,000
       Series C-2, Daily VRDN and Put, 0.15%, 7/01/36 ...................................         5,500,000         5,500,000
(a) Monterey Peninsula Water Management District COP, Wastewater Reclamation
       Project, Weekly VRDN and Put, 0.37%, 7/01/22 .....................................         3,500,000         3,500,000
(a) Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 0.20%,
       12/01/15 .........................................................................         4,300,000         4,300,000
(a) Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.30%,
       3/01/49 ..........................................................................         3,750,000         3,750,000
(a) Orange County Apartment Development Revenue,
       Harbor Pointe, Refunding, Issue D, Weekly VRDN and Put, 0.35%, 12/01/22 ..........         2,500,000         2,500,000
       Park Ridge Villas, Refunding, Issue I, Weekly VRDN and Put, 0.35%, 11/15/28 ......         4,100,000         4,100,000


                    24 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                AMOUNT            VALUE
------------------------------------------------                                           ---------------   ---------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
(a) Orange County Housing Authority MF Apartment Development Revenue, Lantern
       Pines Project, Series CC, FNMA Insurred, Weekly VRDN and Put, 0.35%, 12/01/27 ...   $     2,345,000   $     2,345,000
(a) Sacramento County Housing Authority MFHR, Stonebridge Apartments,
       Refunding, Series D, Weekly VRDN and Put, 0.34%, 5/15/31 ........................         2,500,000         2,500,000
(a) Sacramento County Sanitation District Financing Authority Revenue, sub.
       lien, Sanitation District, Refunding,
       Series C, Daily VRDN and Put, 0.30%, 12/01/38 ...................................        15,100,000        15,100,000
       Series E, Weekly VRDN and Put, 0.25%, 12/01/40 ..................................         3,000,000         3,000,000
(a) Sacramento MUD Electric Revenue, Refunding, sub. bond, Series K, Weekly
       VRDN and Put, 0.25%, 8/15/28 ....................................................         1,000,000         1,000,000
(a) San Bernardino County MFHR, Housing Mortgage, Parkview, Refunding, Series
       A, Weekly VRDN and Put, 0.35%, 2/15/27 ..........................................         1,200,000         1,200,000
(a) San Diego County COP,
       San Diego Foundation, Weekly VRDN and Put, 0.20%, 8/01/36 .......................         3,650,000         3,650,000
       Weekly VRDN and Put, 0.30%, 11/01/30 ............................................         1,400,000         1,400,000
(a) San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series A, Weekly VRDN and Put, 0.23%, 6/01/39 ..         3,000,000         3,000,000
       Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.23%, 6/01/27 .........         5,900,000         5,900,000
(a) San Jose RDAR, Merged Area Redevelopment Project,
       Series A, Weekly VRDN and Put, 0.23%, 7/01/26 ...................................         6,200,000         6,200,000
       Series B, Weekly VRDN and Put, 0.15%, 7/01/26 ...................................        12,920,000        12,920,000
(a) Santa Ana Housing Authority MFHR, Harbor Pointe Apartments, Refunding,
       Seires A, Weekly VRDN and Put, 0.35%, 12/01/15 ..................................         1,200,000         1,200,000
(a) Santa Ana USD, COP, Weekly VRDN and Put, 0.20%, 7/01/15 ............................         1,100,000         1,100,000
(a) Santa Clara County Financing Authority Lease Revenue, Valley Medical
       Center Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.25%,
          11/15/25 .....................................................................         4,900,000         4,900,000
(a) Santa Clara County Housing Authority MFHR, Benton Park Central Apartments,
       Refunding, Series A, Weekly VRDN and Put, 0.35%, 12/15/25 .......................         5,000,000         5,000,000
(a) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20 ..........         6,100,000         6,100,000
       Mead-Phoenix, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20 ...........        15,650,000        15,650,000
(a) Union City MFR, Housing Mission Sierra, Refunding, Series A, Weekly VRDN
       and Put, 0.35%, 7/15/29 .........................................................         6,100,000         6,100,000
(a) Val Verde USD, COP, Refunding, Series A, Weekly VRDN and Put, 0.30%,
       3/01/36 .........................................................................         7,200,000         7,200,000
(a) Walnut Creek MFHR, Creekside Drive, Weekly VRDN and Put, 0.30%, 4/01/27 ............         2,675,000         2,675,000
                                                                                                             ---------------
                                                                                                                 633,301,194
                                                                                                             ---------------
    U.S. TERRITORIES 0.5%
    PUERTO RICO 0.5%
    Puerto Rico Commonwealth TRAN, Series A, Sub Series 2, 3.00%, 7/30/09 ..............         3,000,000         3,013,228
                                                                                                             ---------------
    TOTAL INVESTMENTS (COST $636,314,422) 99.9% ........................................                         636,314,422
    OTHER ASSETS, LESS LIABILITIES 0.1% ................................................                             942,634
                                                                                                             ---------------
    NET ASSETS 100.0% ..................................................................                     $   637,257,056
                                                                                                             ===============

See Abbreviations on page 29.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 25

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    26 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA
                                      INSURED           INTERMEDIATE-TERM
                               TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                               --------------------   --------------------
Cost of investments ........      $2,046,027,644          $573,048,872
                                  --------------          ------------
Unrealized appreciation ....      $   54,005,162          $ 10,870,433
Unrealized depreciation ....        (133,887,324)          (27,175,070)
                                  --------------          ------------
Net unrealized appreciation
   (depreciation) ..........      $  (79,882,162)         $(16,304,637)
                                  --------------          ------------

At March 31, 2009, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Franklin California Tax-Exempt Money Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the fund. The fees are amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the fund has elected not to participate in this extension. Thus, the fund's participation in the Program ended on April 30, 2009.

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 27

Franklin California Tax-Free Trust

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At March 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust is currently evaluating the impact, if any, of applying FSP FAS 157-4.


                    28 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

ABBREVIATIONS

SELECTED PORTFOLIO

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BHAC     - Berkshire Hathaway Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
ID       - Improvement District
MBIA     - Municipal Bond Investors Assurance Corp.
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
TRAN     - Tax and Revenue Anticipation Note
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 29



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009


By /S/GASTON GARDEY
   ----------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2009